[MassMutual letterhead appears here.]

August 17, 2015

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

MassMutual Strategic Group Variable Universal Life® II

Initial Registration Statement on Form N-6

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 to register Strategic Group Variable Universal Life® II, a new group flexible premium variable adjustable life insurance certificate (the “Certificate”) issued to individuals under a group life insurance policy offered by Massachusetts Mutual Life Insurance Company.

The Certificate will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at 413-744-6240 or at gmurtagh@massmutual.com.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh
Vice President and Senior Counsel